RELATED PARTY TRANSACTIONS BALANCES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	June 30, 2024	June 30, 2023
salary (cost of sales)	226,849	122,036
consulting (research and development)	61,362	-
salary (intangible asset – software)	-	93,278
consulting (professional fees)	82,025	96,200
salary (general and administrative expenses)	931,769	286,715
Share based payments	2,767,185	-
	$4,069,190	$598,229